VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—7.6%
U.S. Treasury Notes
4.125%, 1/31/25	$ 6,890	$ 6,888
5.000%, 8/31/25	6,390	6,421
4.625%, 6/30/26	10,590	10,647
4.000%, 7/31/29	9,735	9,581
Total U.S. Government Securities (Identified Cost $33,596)		33,537

Foreign Government Securities—0.6%
Dominican Republic 144A 5.500%, 2/22/29(1)	765	738
Republic of Guatemala 144A 6.600%, 6/13/36(1)	80	79
Republic of Philippines
4.375%, 3/5/30	140	135
4.750%, 3/5/35	140	133
Republic of South Africa 5.875%, 9/16/25	265	265
Romania Government International Bond
144A 5.875%, 1/30/29(1)	1,005	978
144A 7.125%, 1/17/33(1)	485	491
Total Foreign Government Securities (Identified Cost $2,921)		2,819

Mortgage-Backed Securities—26.8%
Agency—4.9%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	2,879	2,928
Pool #SD3238 5.500%, 12/1/52	1,142	1,129
Pool #SD8309 6.000%, 3/1/53	3,360	3,376
Pool #SD8350 6.000%, 8/1/53	1,801	1,810
Federal National Mortgage Association
Pool #AC3654 5.000%, 10/1/39	54	54
Pool #AD3841 4.500%, 4/1/40	17	16
Pool #AD6058 4.000%, 8/1/25	1	1
Pool #AL7532 3.000%, 11/1/27	62	61
Pool #AO5149 3.000%, 6/1/27	19	19
Pool #AS5730 3.000%, 9/1/30	214	206
Pool #FS4438 5.000%, 11/1/52	2,013	1,949
Pool #FS8791 6.000%, 8/1/54	2,107	2,121
Pool #MA0908 4.000%, 11/1/31	65	64
Pool #MA3663 3.500%, 5/1/49	151	135
Pool #MA4805 4.500%, 11/1/52	2,058	1,940
	Par Value	Value

Agency—continued
Pool #MA5072 5.500%, 7/1/53	$ 1,922	$ 1,900
Pool #MA5139 6.000%, 9/1/53	3,727	3,747
		21,456

Non-Agency—21.9%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(2)	338	319
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	162	162
AMSR Trust
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,400	2,351
2021-SFR2, C 144A 1.877%, 8/17/38(1)	1,010	953
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(2)	564	533
2020-R1, A2 144A 1.247%, 4/25/53(1)(2)	393	371
2021-8, A1 144A 1.820%, 11/25/66(1)(2)	1,897	1,648
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(2)	59	55
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	665	641
2020-1, A1B 144A 2.100%, 3/25/55(1)	679	646
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.317%, 3/15/37(1)(2)	1,390	1,315
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.695%, 7/15/37(1)(2)	1,125	1,114
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.295%, 4/15/37(1)(2)	1,525	1,531
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(2)	248	240
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.789%, 3/15/41(1)(2)	1,131	1,135
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(1)	460	415
2019-OC11, B 144A 3.605%, 12/9/41(1)	951	868
2019-OC11, D 144A 3.944%, 12/9/41(1)(2)	860	782
2022-CLS, A 144A 5.760%, 10/13/27(1)	1,721	1,729
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.017%, 9/15/38(1)(2)	825	828
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(2)	167	150
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2016-SH2, M2 144A 3.750%, 12/25/45(1)(2)	$ 306	$ 276
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(1)(2)	865	838
COLT Funding LLC 2021-3R, A1 144A 1.051%, 12/25/64(1)(2)	654	586
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(1)(2)	1,296	1,233
2022-4, A1 144A 4.301%, 3/25/67(1)(2)	520	503
2023-3, A1 144A 7.180%, 9/25/68(1)(2)	933	946
2023-4, A1 144A 7.163%, 10/25/68(1)(2)	855	868
2024-5, A1 144A 5.123%, 8/25/69(1)(2)	1,081	1,071
2021-2R, A1 144A 0.798%, 7/27/54(1)	274	240
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(1)	1,590	1,536
2015-CR24, AM 4.028%, 8/10/48(2)	1,050	1,038
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(2)	1,697	1,647
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(2)	3,518	3,115
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(2)	82	74
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(2)	137	132
2020-1, A1 144A 2.006%, 5/25/65(1)(2)	132	130
2020-2, A1 144A 1.178%, 10/25/65(1)(2)	1,136	1,058
2021-1, A2 144A 1.003%, 2/25/66(1)(2)	392	334
ELM Trust 2024-ELM, A10 144A 5.801%, 6/10/39(1)(2)	907	916
Fashion Show Mall LLC 2024-SHOW, A 144A 5.104%, 10/10/41(1)(2)	895	881
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	440	431
2021-SFR1, D 144A 2.189%, 8/17/38(1)	540	512
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(1)(2)	38	34
2019-2, A52 144A 3.500%, 6/25/59(1)(2)	306	271
GCAT Trust
2020-NQM1, A1 144A 3.247%, 1/25/60(1)(2)	1,575	1,530
2021-NQM6, A1 144A 1.855%, 8/25/66(1)(2)	885	788
	Par Value	Value

Non-Agency—continued
2023-NQM2, A1 144A 5.837%, 11/25/67(1)(2)	$ 985	$ 984
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(2)	1,426	1,272
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(2)	1,522	1,531
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.503%, 10/25/54(1)(2)	770	737
JPMBB Commercial Mortgage Securities Trust 2015-C32, AS 3.984%, 11/15/48	2,200	2,119
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(2)	92	84
2015-1, AM1 144A 6.149%, 12/25/44(1)(2)	25	25
2015-5, A2 144A 6.332%, 5/25/45(1)(2)	131	131
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	153	132
2017-5, A1 144A 5.214%, 10/26/48(1)(2)	112	113
2024-CES1, A1A 144A 5.919%, 6/25/54(1)(2)	796	800
LHOME Mortgage Trust 2022-RTL3, A1 144A 8.150%, 11/25/27(1)(2)	1,250	1,254
MetLife Securitization Trust
2018-1A, A 144A 3.750%, 3/25/57(1)(2)	1,165	1,112
2019-1A, A1A 144A 3.750%, 4/25/58(1)(2)	1,544	1,515
MFA Trust
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(2)	626	619
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(2)	503	467
2021-INV1, A1 144A 0.852%, 1/25/56(1)(2)	58	56
Mill City Mortgage Loan Trust 2021-NMR1, A1 144A 1.125%, 11/25/60(1)(2)	402	381
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	775	803
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25, A4 3.372%, 10/15/48	600	595
Morgan Stanley Residential Mortgage Loan Trust
2014-1A, B2 144A 6.380%, 6/25/44(1)(2)	101	101
2024-INV4, A1 144A 6.000%, 9/25/54(1)(2)	549	548
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	373	355
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	385	366
2016-1A, A1 144A 3.750%, 3/25/56(1)(2)	216	204
2016-3A, A1 144A 3.750%, 9/25/56(1)(2)	234	221

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2016-4A, A1 144A 3.750%, 11/25/56(1)(2)	$ 968	$ 906
2017-2A, A3 144A 4.000%, 3/25/57(1)(2)	626	598
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(2)	880	832
2016-2A, A1 144A 3.750%, 11/26/35(1)(2)	512	485
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	1,537	1,469
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(1)	1,752	1,613
OBX Trust
2023-NQM1, A1 144A 6.120%, 11/25/62(1)(2)	327	328
2023-NQM10, A1 144A 6.465%, 10/25/63(1)(2)	393	397
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(2)	579	586
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(2)	2,068	2,107
2024-HYB1, A1 144A 3.627%, 3/25/53(1)(2)	850	836
2024-HYB2, A1 144A 3.642%, 4/25/53(1)(2)	736	718
2024-NQM1, A1 144A 5.928%, 11/25/63(1)(2)	401	403
2024-NQM3, A1 144A 6.129%, 12/25/63(1)(2)	878	884
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 5.103%, 6/25/57(1)(2)	73	72
PMT Loan Trust 2024-INV2, A1 144A 6.000%, 12/25/59(1)(2)	780	781
Progress Residential Trust
2021-SFR3, C 144A 2.088%, 5/17/26(1)	500	484
2021-SFR3, D 144A 2.288%, 5/17/26(1)	1,010	979
2021-SFR1, C 144A 1.555%, 4/17/38(1)	1,050	1,019
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(2)	87	74
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(1)(2)	854	840
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(1)	1,155	1,152
2024-CNTR, C 144A 6.471%, 11/13/41(1)	465	470
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(2)	57	55
2021-3, A1 144A 1.127%, 6/25/56(1)(2)	523	449
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(1)(2)	1,069	1,092
Towd Point Mortgage Trust
2016-2, M2 144A 3.000%, 8/25/55(1)(2)	3,370	3,183
2017-1, A2 144A 3.500%, 10/25/56(1)(2)	1,477	1,462
	Par Value	Value

Non-Agency—continued
2018-2, A2 144A 3.500%, 3/25/58(1)(2)	$ 1,565	$ 1,489
2018-3, A1 144A 3.750%, 5/25/58(1)(2)	1,500	1,461
2018-6, A1A 144A 3.750%, 3/25/58(1)(2)	446	441
2019-1, A1 144A 3.750%, 3/25/58(1)(2)	228	218
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 6.053%, 5/25/58(1)(2)	1,450	1,475
2024-1, A1 144A 4.707%, 3/25/64(1)(2)	866	864
2017-6, A2 144A 3.000%, 10/25/57(1)(2)	1,170	1,094
Verus Securitization Trust
2022-7, A1 144A 5.152%, 7/25/67(1)(2)	2,509	2,492
2023-1, A1 144A 5.850%, 12/25/67(1)(2)	836	837
2023-8, A1 144A 6.259%, 12/25/68(1)(2)	737	743
2024-3, A1 144A 6.338%, 4/25/69(1)(2)	1,394	1,405
2020-1, A1 144A 3.417%, 1/25/60(1)(2)	304	298
2021-R1, A1 144A 0.820%, 10/25/63(1)(2)	565	532
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(2)	1,057	1,029
2021-1R, A1 144A 1.280%, 5/25/56(1)	1,086	999
Wells Fargo Commercial Mortgage Trust 2015-P2, A3 3.541%, 12/15/48	1,322	1,310
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(2)	239	199
		96,459

Total Mortgage-Backed Securities (Identified Cost $120,978)		117,915

Asset-Backed Securities—32.2%
Automobiles—16.8%
ACM Auto Trust 2024-2A, A 144A 6.060%, 2/20/29(1)	877	880
American Credit Acceptance Receivables Trust
2022-1, E 144A 3.640%, 3/13/28(1)	1,090	1,079
2024-4, C 144A 4.910%, 8/12/31(1)	1,080	1,075
American Heritage Auto Receivables Trust 2024-1A, A3 144A 4.900%, 9/17/29(1)	1,060	1,061
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(1)	305	308
2024-1A, B 144A 6.870%, 6/17/30(1)	1,169	1,209

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Avid Automobile Receivables Trust 2021-1, D 144A 1.990%, 4/17/28(1)	$ 179	$ 178
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	400	390
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,750	1,668
(AESOP) 2022-3A, A 144A 4.620%, 2/20/27(1)	1,300	1,299
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	1,181	1,195
Carvana Auto Receivables Trust
2020-P1, B 0.920%, 11/9/26	1,340	1,320
2021-N1, C 1.300%, 1/10/28	236	228
2021-N2, C 1.070%, 3/10/28	307	296
2021-N3, D 1.580%, 6/12/28	334	320
2022-N1, C 144A 3.320%, 12/11/28(1)	289	283
2022-N1, D 144A 4.130%, 12/11/28(1)	410	406
2023-N1, C 144A 5.920%, 7/10/29(1)	1,109	1,121
2023-N4, C 144A 6.590%, 2/11/30(1)	1,005	1,032
2024-N1, B 144A 5.630%, 5/10/30(1)	1,330	1,342
2024-N2, A3 144A 5.710%, 7/10/28(1)	1,060	1,073
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(1)	1,125	1,124
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(1)	972	999
2024-A, C 144A 5.740%, 4/15/30(1)	990	998
2024-C, C 144A 5.760%, 10/15/30(1)	1,045	1,057
Credit Acceptance Auto Loan Trust
2023-2A, A 144A 5.920%, 5/16/33(1)	920	928
2024-1A, A 144A 5.680%, 3/15/34(1)	800	810
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	1,035	1,040
DT Auto Owner Trust
2023-1A, B 144A 5.190%, 10/16/28(1)	1,495	1,496
2023-3A, C 144A 6.400%, 5/15/29(1)	1,095	1,113
Exeter Automobile Receivables Trust
2020-3A, E 144A 3.440%, 8/17/26(1)	1,474	1,466
2022-3A, C 5.300%, 9/15/27	866	868
2023-1A, B 5.720%, 4/15/27	135	135
2023-2A, B 5.610%, 9/15/27	789	791
	Par Value	Value

Automobiles—continued
2023-5A, B 6.580%, 4/17/28	$ 997	$ 1,010
2024-5A, B 4.480%, 4/16/29	1,085	1,079
FHF Issuer Trust
2024-1A, A2 144A 5.690%, 2/15/30(1)	1,075	1,086
2024-3A, A2 144A 4.940%, 11/15/30(1)	1,295	1,292
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	564	571
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	418	416
2021-2A, C 144A 1.470%, 11/15/27(1)	1,845	1,805
Flagship Credit Auto Trust 2024-3, B 144A 5.350%, 7/16/29(1)	1,070	1,073
Foursight Capital Automobile Receivables Trust
2022-1, B 144A 2.150%, 5/17/27(1)	1,321	1,313
2023-1, A3 144A 5.390%, 12/15/27(1)	1,162	1,164
2023-2, A2 144A 5.990%, 5/15/28(1)	420	423
GLS Auto Receivables Issuer Trust
2021-3A, C 144A 1.110%, 9/15/26(1)	32	32
2022-2A, C 144A 5.300%, 4/17/28(1)	1,690	1,691
2022-2A, D 144A 6.150%, 4/17/28(1)	1,775	1,792
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	1,315	1,341
2023-2A, A3 144A 6.380%, 2/15/29(1)	805	826
2024-3A, B 144A 5.640%, 8/15/30(1)	840	846
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	499	501
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(1)	644	651
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	2,000	1,984
2022-1A, A 144A 5.210%, 6/15/27(1)	670	671
2023-2A, D 144A 6.300%, 2/15/31(1)	825	835
2023-3A, D 144A 6.920%, 12/16/30(1)	1,000	1,035
2023-4A, C 144A 6.760%, 3/15/29(1)	1,023	1,051
2024-3A, C 144A 4.930%, 3/15/30(1)	1,295	1,278
Lendbuzz Securitization Trust
2024-1A, A2 144A 6.190%, 8/15/29(1)	768	776

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2024-2A, A2 144A 5.990%, 5/15/29(1)	$ 1,181	$ 1,193
2024-3A, A2 144A 4.970%, 10/15/29(1)	1,080	1,080
Lobel Automobile Receivables Trust 2023-1, A 144A 6.970%, 7/15/26(1)	35	35
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	657	665
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(1)	452	453
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	1,210	1,209
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)	1,100	1,112
Prestige Auto Receivables Trust
2023-2A, B 144A 6.640%, 12/15/27(1)	1,001	1,017
2024-2A, C 144A 4.730%, 10/15/29(1)	1,080	1,065
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(1)	995	1,005
Santander Consumer Auto Receivables Trust 2021-AA, C 144A 1.030%, 11/16/26(1)	590	582
Santander Drive Auto Receivables Trust 2022-5, C 4.740%, 10/16/28	1,155	1,155
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(1)	722	729
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	2,015	1,989
2023-1A, C 144A 5.740%, 8/15/28(1)	1,100	1,109
2024-1A, B 144A 5.550%, 11/15/27(1)	1,182	1,192
2024-2A, B 144A 5.620%, 3/15/30(1)	1,000	1,013
		73,733

Collateralized Loan Obligation—0.3%
GoldenTree Loan Management U.S. CLO 9 Ltd. 2021-9A, AR (3 month Term SOFR + 1.500%, Cap N/A, Floor 1.500%) 144A 6.117%, 4/20/37(1)(2)	1,300	1,302
Consumer Loans—1.9%
ACHV ABS Trust
2023-3PL, B 144A 7.170%, 8/19/30(1)	19	19
2024-1PL, A 144A 5.900%, 4/25/31(1)	444	448
Marlette Funding Trust
2023-2A, B 144A 6.540%, 6/15/33(1)	928	933
2024-1A, B 144A 6.070%, 7/17/34(1)	1,045	1,056
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	1,040	1,047
	Par Value	Value

Consumer Loans—continued
Oportun Issuance Trust
2021-C, A 144A 2.180%, 10/8/31(1)	$ 1,736	$ 1,684
2024-1A, A 144A 6.334%, 4/8/31(1)	261	261
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(1)	1,025	1,036
2024-1A, B 144A 6.290%, 2/18/31(1)	1,205	1,219
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	499	494
		8,197

Credit Card—1.0%
Discover Card Execution Note Trust 2023-A2, A 4.930%, 6/15/28	1,890	1,902
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(1)	1,452	1,452
Mission Lane Credit Card Master Trust 2023-B, A 144A 7.690%, 11/15/28(1)	1,085	1,095
		4,449

Equipment—0.8%
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	1,337	1,225
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(1)	1,210	1,207
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(1)	1,120	1,127
		3,559

Other—11.4%
Affirm Asset Securitization Trust
2024-B, A 144A 4.620%, 9/15/29(1)	1,080	1,074
2024-X2, A 144A 5.220%, 12/17/29(1)	1,050	1,051
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(1)	823	834
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(1)	209	202
2019-A, C 144A 4.010%, 7/16/40(1)	1,224	1,183
2024-A, B 144A 5.060%, 4/18/50(1)	1,080	1,060
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	1,435	1,460
BHG Securitization Trust
2021-B, B 144A 1.670%, 10/17/34(1)	1,495	1,448
2023-B, A 144A 6.920%, 12/17/36(1)	607	627
Business Jet Securities LLC 2024-2A, A 144A 5.364%, 9/15/39(1)	1,050	1,037

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(1)	$ 391	$ 366
CCG Receivables Trust
2023-1, A2 144A 5.820%, 9/16/30(1)	247	248
2024-1, B 144A 5.080%, 3/15/32(1)	1,250	1,247
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	396	399
2023-2, B 144A 6.410%, 5/15/34(1)	1,000	1,017
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	384	375
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(1)	624	637
Foundation Finance Trust
2023-2A, A 144A 6.530%, 6/15/49(1)	667	687
2024-2A, A 144A 4.600%, 3/15/50(1)	983	973
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	966	869
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,882	1,769
Hilton Grand Vacations Trust
2018-AA, A 144A 3.540%, 2/25/32(1)	129	128
2024-2A, A 144A 5.500%, 3/25/38(1)	673	678
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	613	586
HINNT LLC 2024-A, A 144A 5.490%, 3/15/43(1)	1,003	1,012
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	1,002	990
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	712	683
2021-1WA, B 144A 1.440%, 1/22/41(1)	348	329
2024-1A, A 144A 5.320%, 2/20/43(1)	1,012	1,016
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	146	145
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	1,911	1,828
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(1)	1,006	1,001
2023-A, B 144A 6.830%, 6/17/30(1)	1,000	1,024
2024-A, A2 144A 5.150%, 12/15/31(1)	1,040	1,042
Octane Receivables Trust
2023-1A, C 144A 6.370%, 9/20/29(1)	1,450	1,473
2023-3A, B 144A 6.480%, 7/20/29(1)	1,179	1,206
2024-1A, B 144A 5.660%, 5/20/30(1)	1,045	1,053
	Par Value	Value

Other—continued
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	$ 1,300	$ 1,301
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)	1,050	1,060
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(1)	1,047	1,051
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	657	666
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(1)	1,290	1,304
RCKT Mortgage Trust 2023-CES3, A1A 144A 7.113%, 11/25/43(1)(2)	1,811	1,843
Regional Management Issuance Trust 2024-2, A 144A 5.110%, 12/15/33(1)	1,065	1,067
Sierra Timeshare Receivables Funding LLC
2020-2A, B 144A 2.320%, 7/20/37(1)	283	280
2023-2A, B 144A 6.280%, 4/20/40(1)	424	428
2024-2A, A 144A 5.140%, 6/20/41(1)	700	698
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(1)	1,050	1,068
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	1,078	1,076
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(1)	758	767
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(1)(2)	365	366
Upgrade Receivables Trust 2024-1A, B 144A 5.770%, 2/18/31(1)	880	884
Verizon Master Trust 2024-1, A1A 5.000%, 12/20/28	1,265	1,271
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	734	731
Westgate Resorts LLC 2022-1A, B 144A 2.288%, 8/20/36(1)	449	439
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	1,282	1,164
		50,221

Student Loan—0.0%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(1)	66	62
Total Asset-Backed Securities (Identified Cost $141,919)		141,523

Corporate Bonds and Notes—22.9%
Communication Services—0.4%
CCO Holdings LLC 144A 6.375%, 9/1/29(1)	616	611
Sprint Capital Corp. 6.875%, 11/15/28	665	706
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(1)	15	15

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	$ 315	$ 313
		1,645

Consumer Discretionary—1.0%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	800	780
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	1,600	1,571
Ford Motor Credit Co. LLC
7.350%, 11/4/27	525	550
6.054%, 11/5/31	90	89
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	1,155	1,079
Newell Brands, Inc. 6.625%, 5/15/32	80	81
Tapestry, Inc. 5.100%, 3/11/30	435	430
		4,580

Consumer Staples—0.7%
BAT Capital Corp. 2.259%, 3/25/28	785	721
Coty, Inc. 144A 6.625%, 7/15/30(1)	615	624
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	720	686
Philip Morris International, Inc. 4.625%, 11/1/29	595	587
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	365	357
		2,975

Energy—2.1%
Adnoc Murban Rsc Ltd. 144A 4.250%, 9/11/29(1)	90	87
BP Capital Markets plc 4.875% (3)	1,115	1,062
Civitas Resources, Inc. 144A 8.375%, 7/1/28(1)	325	337
Enbridge, Inc. 7.375%, 1/15/83	785	792
Energy Transfer LP
4.200%, 4/15/27	475	469
8.000%, 5/15/54	115	120
Series G 7.125%(3)	325	326
EQM Midstream Partners LP 144A 7.500%, 6/1/27(1)	5	5
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	200	199
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	860	859
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	954	947
Occidental Petroleum Corp. 5.200%, 8/1/29	1,055	1,047
Petroleos Mexicanos 6.500%, 3/13/27	1,215	1,171
	Par Value	Value

Energy—continued
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.625%, 3/1/55(1)	$ 830	$ 851
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(1)	960	860
Viper Energy, Inc. 144A 7.375%, 11/1/31(1)	90	94
		9,226

Financials—10.1%
AerCap Ireland Capital DAC
2.450%, 10/29/26	445	426
6.450%, 4/15/27	243	251
6.950%, 3/10/55	411	423
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.723%, 8/15/53(2)	950	950
Ally Financial, Inc. 5.543%, 1/17/31	385	380
American Express Co.
(SOFR + 0.750%) 5.338%, 4/23/27(2)	415	416
(SOFR + 0.930%) 5.505%, 7/26/28(2)(4)	86	86
Avolon Holdings Funding Ltd.
144A 2.528%, 11/18/27(1)	155	143
144A 5.750%, 11/15/29(1)	245	248
Banco Santander Chile 144A 2.700%, 1/10/25(1)	950	949
Bank of America Corp.
1.734%, 7/22/27	1,175	1,120
2.551%, 2/4/28	719	686
(3 month Term SOFR + 1.032%) 5.586%, 2/5/26(2)	840	841
Bank of New York Mellon Corp. (The) Series G 4.700% (3)	1,144	1,133
Barclays plc
7.325%, 11/2/26	370	377
7.385%, 11/2/28	360	382
Blackstone Private Credit Fund
2.625%, 12/15/26	169	161
7.300%, 11/27/28	480	505
Block, Inc. 144A 6.500%, 5/15/32(1)	840	848
Blue Owl Credit Income Corp. 5.500%, 3/21/25	500	500
BPCE S.A. 144A 5.975%, 1/18/27(1)	610	615
Charles Schwab Corp. (The)
Series G 5.375%(3)	275	274
Series H 4.000%(3)	830	717
Citigroup, Inc.
(3 month Term SOFR + 1.512%) 5.822%, 7/1/26(2)	1,080	1,085
(SOFR + 1.280%) 5.746%, 2/24/28(2)	962	975
Series X 3.875%(3)	1,110	1,078
Citizens Bank N.A. 2.250%, 4/28/25	380	377

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Citizens Financial Group, Inc. 5.841%, 1/23/30	$ 427	$ 433
Corebridge Financial, Inc. 6.875%, 12/15/52	939	964
Deutsche Bank AG
2.311%, 11/16/27	165	157
6.819%, 11/20/29	150	157
4.999%, 9/11/30	430	420
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	1,430	1,392
F&G Annuities & Life, Inc. 6.500%, 6/4/29	700	715
Fifth Third Bancorp
4.055%, 4/25/28	255	250
4.895%, 9/6/30	188	185
Foundry JV Holdco LLC 144A 5.900%, 1/25/30(1)	415	421
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	195	204
Goldman Sachs Group, Inc. (The)
(3 month Term SOFR + 1.432%) 5.955%, 5/15/26(2)	475	477
(3 month Term SOFR + 2.012%) 6.629%, 10/28/27(2)	1,750	1,792
HAT Holdings I LLC 144A 8.000%, 6/15/27(1)	790	823
Huntington Bancshares, Inc.
6.208%, 8/21/29	370	382
5.272%, 1/15/31	155	155
Imperial Brands Finance plc 144A 5.500%, 2/1/30(1)	830	839
JPMorgan Chase & Co.
1.578%, 4/22/27	520	499
(SOFR + 1.180%) 5.646%, 2/24/28(2)	1,500	1,517
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	1,110	1,070
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	1,385	1,318
MetLife, Inc. Series G 3.850% (3)	635	623
Morgan Stanley
2.475%, 1/21/28	1,016	968
5.123%, 2/1/29	1,185	1,188
MSCI, Inc. 144A 3.625%, 9/1/30(1)	992	903
Prudential Financial, Inc. 5.375%, 5/15/45	965	958
RGA Global Funding 144A 5.448%, 5/24/29(1)	422	428
Societe Generale S.A. 144A 5.634%, 1/19/30(1)	560	559
South Bow USA Infrastructure Holdings LLC 144A 5.026%, 10/1/29(1)	780	766
State Street Corp.
5.751%, 11/4/26	438	441
Series I 6.700%(3)	390	398
Synchrony Financial
4.875%, 6/13/25	200	200
3.700%, 8/4/26	304	297
	Par Value	Value

Financials—continued
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	$ 1,020	$ 980
Toronto-Dominion Bank (The) 8.125%, 10/31/82	870	907
Truist Bank 3.625%, 9/16/25	965	957
Truist Financial Corp. 7.161%, 10/30/29	195	208
UBS AG
7.950%, 1/9/25	465	465
5.650%, 9/11/28	600	614
UBS Group AG 144A 9.250% (1)(3)	395	427
Wells Fargo & Co.
6.850%(3)	425	439
3.526%, 3/24/28	700	679
6.303%, 10/23/29	100	104
Series U 5.875%(2)(3)	635	634
Wrangler Holdco Corp. 144A 6.625%, 4/1/32(1)	275	280
		44,539

Health Care—1.5%
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	905	743
CVS Health Corp. 7.000%, 3/10/55	375	376
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,060	936
HCA, Inc.
5.200%, 6/1/28	627	629
5.450%, 4/1/31	415	414
IQVIA, Inc.
5.700%, 5/15/28	430	435
6.250%, 2/1/29	185	191
Royalty Pharma plc 5.150%, 9/2/29	420	419
Smith & Nephew plc 2.032%, 10/14/30	1,265	1,060
Solventum Corp. 144A 5.400%, 3/1/29(1)	330	331
Universal Health Services, Inc. 1.650%, 9/1/26	1,205	1,141
Viatris, Inc. 144A 2.300%, 6/22/27(1)	—(5)	—(5)
		6,675

Industrials—2.1%
Air Canada 144A 3.875%, 8/15/26(1)	895	869
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	1,143	1,134
Aviation Capital Group LLC 144A 5.375%, 7/15/29(1)	605	605
Boeing Co. (The)
6.259%, 5/1/27	320	328
6.388%, 5/1/31	330	345
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	863	761

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Industrials—continued
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(1)	$ 360	$ 318
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	1,083	946
Hexcel Corp. 4.200%, 2/15/27	1,203	1,176
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	1,208	1,085
Regal Rexnord Corp.
6.050%, 2/15/26	256	258
6.050%, 4/15/28	391	398
6.300%, 2/15/30	450	463
TransDigm, Inc. 144A 6.750%, 8/15/28(1)	400	403
		9,089

Information Technology—1.0%
AppLovin Corp. 5.125%, 12/1/29	830	828
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	1,081	1,017
Broadcom, Inc. 4.350%, 2/15/30	1,080	1,051
Kyndryl Holdings, Inc. 2.700%, 10/15/28	692	634
Vontier Corp. 2.400%, 4/1/28	825	744
		4,274

Materials—1.5%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	1,125	1,013
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	1,185	1,166
Berry Global, Inc. 144A 5.800%, 6/15/31(1)	1,005	1,023
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	615	604
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	455	481
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	1,038	989
Smurfit Kappa Treasury ULC 144A 5.200%, 1/15/30(1)	789	793
Sonoco Products Co. 4.600%, 9/1/29	735	716
		6,785

Real Estate—0.7%
EPR Properties 4.950%, 4/15/28	735	722
GLP Capital LP 5.250%, 6/1/25	955	955
Office Properties Income Trust 144A 9.000%, 9/30/29(1)	268	233
VICI Properties LP
144A 4.625%, 6/15/25(1)	170	169
144A 4.500%, 1/15/28(1)	265	259
	Par Value	Value

Real Estate—continued
144A 4.625%, 12/1/29(1)	$ 720	$ 690
		3,028

Utilities—1.8%
AES Corp. (The) 7.600%, 1/15/55	395	406
Algonquin Power & Utilities Corp. 5.365%, 6/15/26(6)	425	427
American Electric Power Co., Inc. 5.699%, 8/15/25	964	968
Dominion Energy, Inc. Series A 6.875%, 2/1/55	835	868
DPL, Inc. 4.125%, 7/1/25	147	145
Electricite de France S.A. 144A 5.700%, 5/23/28(1)	690	701
Entergy Corp. 7.125%, 12/1/54	835	851
Lightning Power LLC 144A 7.250%, 8/15/32(1)	30	31
National Grid plc 5.602%, 6/12/28	617	629
Puget Energy, Inc. 2.379%, 6/15/28	823	751
Southern Co. (The) Series 21-A 3.750%, 9/15/51	1,640	1,570
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	455	466
		7,813

Total Corporate Bonds and Notes (Identified Cost $101,456)		100,629

Leveraged Loans—6.7%
Aerospace—0.3%
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 8.367%, 10/20/27(2)	223	226
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.250%) 6.607%, 10/31/31(2)	481	483
Tranche B-2 (1 month Term SOFR + 2.250%) 6.607%, 10/31/31(2)	183	184
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 6.829%, 2/28/31(2)	469	470
		1,363

Chemicals—0.1%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.607%, 2/18/30(2)	461	462
Energy—0.4%
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.656%, 10/15/31(2)	395	398
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.500%) 8.379%, 12/21/28(2)	393	395

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 7.512%, 10/5/28(2)	$ 736	$ 740
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(7)(8)(9)	1	—
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.625%, 3/3/31(2)	215	215
		1,748

Financials—0.4%
Citadel Securities LP 2024 (3 month Term SOFR + 2.000%) 6.329%, 10/31/31(2)	1,367	1,370
Finco I LLC 2024 (1 month Term SOFR + 2.250%) 6.607%, 6/27/29(2)	123	124
HUB International Ltd. 2024 0.000%, 6/20/30(2)(10)	454	456
		1,950

Food / Tobacco—0.2%
Froneri International Ltd. Tranche B-4 0.000%, 9/17/31(2)(10)	740	740
John Bean Technologies Corp. Tranche B 0.000%, 10/9/31(2)(10)	315	317
		1,057

Forest Prod / Containers—0.1%
TricorBraun, Inc. 0.000%, 3/3/28(2)(10)	449	448
Gaming / Leisure—0.9%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 6.607%, 2/6/30(2)	214	214
Entain plc Tranche B-3 (3 month Term SOFR + 2.750%) 7.079%, 10/31/29(2)	428	429
Flutter Entertainment plc 2024, Tranche B (3 month Term SOFR + 1.750%) 6.079%, 11/30/30(2)	585	584
Life Time, Inc. 2024 (1 month Term SOFR + 2.500%) 7.025%, 10/22/31(2)	685	687
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 7.221%, 3/13/28(2)	602	603
Scientific Games International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 6.632%, 4/14/29(2)	363	363
SeaWorld Parks & Entertainment, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 6.357%, 12/4/31(2)	384	383
UFC Holdings LLC Tranche B-4 (3 month Term SOFR + 2.250%) 6.770%, 11/21/31(2)	710	713
		3,976

	Par Value	Value

Health Care—0.5%
CHG Healthcare Services, Inc. 2024 (3 month Term SOFR + 3.762%) 8.276%, 9/29/28(2)	$ 312	$ 314
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.607%, 10/23/28(2)	768	770
Perrigo Investments LLC 2024, Tranche B (1 month Term SOFR + 2.000%) 6.357%, 4/20/29(2)	227	227
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.857%, 2/21/31(2)	422	423
Radnet Management, Inc. 2024 (3 month Term SOFR + 2.250%) 6.771%, 4/18/31(2)	114	115
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.531%, 12/3/31(2)	380	381
		2,230

Housing—0.2%
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 6.607%, 3/19/29(2)	622	622
Standard Industries, Inc. (1 month Term SOFR + 1.864%) 6.106%, 9/22/28(2)	207	207
		829

Information Technology—0.7%
Go Daddy Operating Company LLC Tranche B-8 (1 month Term SOFR + 1.750%) 6.107%, 11/9/29(2)	704	703
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.357%, 1/31/31(2)	1,544	1,541
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000%) 7.329%, 10/3/31(2)	229	231
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.617%, 2/10/31(2)	653	658
		3,133

Manufacturing—0.3%
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.845%, 11/3/31(2)	495	496
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 6.107%, 6/4/31(2)	340	340
Terex Corp. (1 month Term SOFR + 2.000%) 6.357%, 10/8/31(2)	395	396
		1,232

Media / Telecom - Broadcasting—0.2%
Univision Communications, Inc. 2024, First Lien 0.000%, 1/31/29(2)(10)	668	669

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.6%
Charter Communications Operating LLC Tranche B-5 (1 month Term SOFR + 2.250%) 6.781%, 11/21/31(2)	$ 645	$ 643
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.607%, 9/18/30(2)	918	914
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 10.097%, 8/2/29(2)	535	524
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.012%, 1/31/28(2)	660	655
		2,736

Media / Telecom - Diversified Media—0.1%
Formula One Management Ltd.
0.000%, 9/10/31(2)(10)	147	147
Tranche B-1 0.000%, 9/30/31(2)(10)	293	294
		441

Retail—0.3%
Burlington Coat Factory Warehouse Corp. Tranche B (1 month Term SOFR + 1.750%) 6.107%, 9/19/31(2)	514	515
Harbor Freight Tools USA, Inc. (1-6 month Term SOFR + 2.500%) 6.857% - 7.421%, 6/11/31(2)	593	585
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 7.579%, 10/28/30(2)	248	249
		1,349

Service—0.7%
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.607%, 9/29/31(2)	575	573
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.607%, 12/17/31(2)	240	240
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 7.079%, 11/23/28(2)	595	597
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 7.471%, 1/21/28(2)	432	435
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 6.524%, 10/13/30(2)	553	554
TransUnion Intermediate Holdings, Inc. Tranche B-9 0.000%, 6/24/31(2)(10)	525	524
		2,923

Transportation - Automotive—0.1%
Belron Finance U.S. LLC 2031 (3 month Term SOFR + 2.750%) 7.273%, 10/16/31(2)	474	478
	Par Value	Value

Utilities—0.6%
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 6.107%, 1/31/31(2)	$ 665	$ 662
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(2)(10)	665	670
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.829%, 10/29/31(2)	564	567
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.803%, 1/27/31(2)	642	642
		2,541

Total Leveraged Loans (Identified Cost $29,479)		29,565

	Shares
Preferred Stocks—0.2%
Financials—0.2%
JPMorgan Chase & Co. Series HH, 4.600%	481(11)	479
MetLife, Inc. Series D, 5.875%	410(11)	408
		887

Total Preferred Stocks (Identified Cost $886)		887

Total Long-Term Investments—97.0% (Identified Cost $431,235)		426,875

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%)(12)	2,885,436	2,885
Total Short-Term Investment (Identified Cost $2,885)		2,885

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%) (12)(13)	86,806	87
Total Securities Lending Collateral (Identified Cost $87)		87

TOTAL INVESTMENTS—97.7% (Identified Cost $434,207)		$429,847
Other assets and liabilities, net—2.3%		10,275
NET ASSETS—100.0%		$440,122

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $259,491 or 59.0% of net assets.
(2)	Variable rate security. Rate disclosed is as of December 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	No contractual maturity date.
(4)	All or a portion of security is on loan.
(5)	Amount is less than $500 (not in thousands).
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of December 31, 2024.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Security in default; no interest payments are being received.
(9)	At December 31, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology.
(10)	This loan will settle after December 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	94%
United Kingdom	1
Canada	1
Ireland	1
France	1
Cayman Islands	1
Switzerland	1
Total	100%
† % of total investments as of December 31, 2024.
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$33,537	$—	$33,537	$—
Foreign Government Securities	2,819	—	2,819	—
Mortgage-Backed Securities	117,915	—	117,915	—
Asset-Backed Securities	141,523	—	141,523	—
Corporate Bonds and Notes	100,629	—	100,629	—
Leveraged Loans	29,565	—	29,565	—(1)
Equity Securities:
Preferred Stocks	887	—	887	—
Money Market Mutual Fund	2,885	2,885	—	—
Securities Lending Collateral	87	87	—	—
Total Investments	$429,847	$2,972	$426,875	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2024.
See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.